STATEMENT OF CASH FLOWS - DKK (kr) kr in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash flows from (used in) operating activities
Net result before tax	kr 204,550	kr 590,880
Reversal of financial items, net	(93,307)	(131,791)
Adjustments for non-cash transactions	135,775	70,673
Changes in working capital	699,919	53,940
Cash flow from operating activities before financial items	946,937	583,702
Financial interest received	29,542	20,643
Interest elements of lease payments	(3,607)
Financial expenses paid	(530)	(273)
Corporate taxes received/(paid)	(140,316)	(5,125)
Cash flow from operating activities	832,026	598,947
Cash flows from (used in) investing activities
Investments in tangible assets	(35,574)	(47,791)
Marketable securities bought	(2,215,031)	(1,792,044)
Marketable securities sold	1,464,523	1,053,144
Cash flow from investing activities	(786,082)	(786,691)
Cash flows from (used in) financing activities
Warrants exercised	38,478	60,413
Shares issued for cash	193	251
Principal elements of lease payments	(14,325)
Purchase of treasury shares		(146,175)
Payment of withholding taxes on behalf of employees on net settled RSUs	(8,728)
Cash flow from financing activities	15,618	(85,511)
Change in cash and cash equivalents	61,562	(273,255)
Cash and cash equivalents at the beginning of the period	532,907	1,347,545
Exchange rate adjustments	(11,606)	12,875
Cash and cash equivalents at the end of the period	582,863	1,087,165
Cash and cash equivalents include:
Bank deposits and petty cash	kr 582,863	kr 1,087,165